Income Taxes (Tables)	12 Months Ended
Jan. 01, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
For the years ended January 1, 2022, December 26, 2020, and December 28, 2019, income (loss) from continuing operations before taxes consist of the following:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019

US operations	$54,067	$56,019	$35,179
Foreign operations	(3,784)	2,932	4,856

Total	$50,283	$58,951	$40,035

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) attributable to income from continuing operations consists of:

	Current	Deferred	Total
Year ended January 1, 2022:
U.S. federal	$629	$4,376	$5,005
State and local	1,529	10	1,539
Foreign jurisdiction	(526)	463	(63)

Total	$1,632	$4,849	$6,481

	Current	Deferred	Total
Year ended December 26, 2020:
U.S. federal	$(2)	$823	$821
State and local	612	(473)	139
Foreign jurisdiction	1,155	(1)	1,154

Total	$1,765	$349	$2,114

	Current	Deferred	Total
Year ended December 28, 2019:
U.S. federal	$(223)	$(569)	$(791)
State and local	313	(194)	120
Foreign jurisdiction	1,234	73	1,307

Total	$1,324	$(690)	$636

Schedule of Effective Income Tax Rate Reconciliation

Income
 tax expense (benefit) attributable to income from continuing operations was approximately $6,481
,
$2,114
and $636 for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, respectively, and differed from the amounts computed by applying the partnership’s U.S. federal income tax rate of zero for the year ended December 26, 2020 and for the partial period up to the Business Combination date of June 7, 2021, presented to pretax income from continuing operations as a result of the following:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019
Income before taxes	$50,283	$58,951	$40,035
Computed “expected” tax expense	10,559	—	—
Increase (reduction) in income taxes resulting from:
Statutory rate differential	(5,606)	1,281	13
Permanent difference	1,776	697	364
State income taxes, net of federal benefit	1,284	519	154
Change in tax rates	(1,342)	(421)	172
Change in estimate	175	(146)	(152)
Change in valuation allowance	(938)	—	—
Other, net	573	184	85

Total	$6,481	$2,114	$636

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at January 1, 2022 and December 26, 2020 are presented below:

	January 1,	December 26,
	2022	2020
Deferred tax assets
Allowance for doubtful accounts	$101	$15
Other accrued expenses	863	222
Inventories	210	66
Interest expense	—	—
Leases	3	9
Tax incentives	113	—
Intangibles	61,465	—
Net operating loss carryforward	1,095	1,670
Other	17	83

Total gross deferred tax assets	63,867	2,065
Less: valuation allowance	(256)	—

Net deferred tax assets	63,611	2,065

Deferred tax liabilities
Intangibles	—	(15,200)
Property and equipment	(4,360)	(2,134)
Prepaids	(816)	—
Other	(269)	—

Total gross deferred liabilities	(5,445)	(17,334)

Net deferred tax asset (liability)	$58,166	$(15,269)